Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2013
Payables And Accruals [Abstract]
Accounts payable and accrued liabilities
11.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise:

	As of March 31,
	2012	2013
	US$	US$
Accounts payable	599,495	1,592,630
Accrued expenses	2,174,267	2,141,812
Taxes payable	184,575	217,460
Employee incentive payable	647,593	145,549
Other employee payables	715,985	1,290,289
Other current liabilities	56,186	65,968

Total	4,378,101	5,453,708